Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 16.2%
4,678	iShares 20+ Year Treasury Bond ETF	$763,730	1 .9
22,561	iShares Core S&P Small-Cap ETF	1,584,459	4 .0
5,755	iShares iBoxx Investment Grade Corporate Bond ETF	775,256	2 .0
12,551	Schwab U.S. TIPS ETF	773,518	2 .0
637	Vanguard S&P 500 ETF	195,973	0 .5
21,585	Vanguard Value ETF	2,255,849	5 .8

	Total Exchange-Traded Funds
	(Cost $5,991,890)	6,348,785	16 .2

MUTUAL FUNDS: 83.8%
	Affiliated Investment Companies: 83.8%
159,807	Voya Global Bond Fund - Class R6	1,558,114	4 .0
657,099	Voya High Yield Bond Fund - Class R6	5,079,373	13 .0
469,514	Voya Intermediate Bond Fund - Class R6	5,033,189	12 .9
22,908	Voya Large-Cap Growth Fund - Class R6	1,281,927	3 .3
25,670	Voya MidCap Opportunities Portfolio - Class I	394,803	1 .0
76,297	Voya Multi-Manager Emerging Markets Equity Fund - Class I	984,234	2 .5
42,697	Voya Multi-Manager International Equity Fund - Class I	491,869	1 .3
115,374	Voya Multi-Manager International Factors Fund - Class I	1,074,133	2 .7
47,862	Voya Multi-Manager Mid Cap Value Fund - Class I	394,380	1 .0
194,703	Voya Short Term Bond Fund - Class R6	1,935,352	5 .0
39,520	Voya Strategic Income Opportunities Fund - Class R6	388,082	1 .0
176,903	Voya U.S. High Dividend Low Volatility Fund - Class R6	2,060,916	5 .3
206,683	Voya U.S. Stock Index Portfolio - Class I	3,546,683	9 .1
304,531	VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,486,883	8 .9
136,394	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,914,499	10 .0
11,380	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,088,299	2 .8

	Total Mutual Funds
	(Cost $30,920,676)	32,712,736	83 .8

	Total Investments in Securities (Cost $36,912,566)	$39,061,521	100 .0
	Liabilities in Excess of Other Assets	(4,201)	–
	Net Assets	$39,057,320	100 .0

Voya Solution Moderately Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,348,785	$–	$–	$6,348,785
Mutual Funds	32,712,736	–	–	32,712,736
Total Investments, at fair value	$39,061,521	$–	$–	$39,061,521

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$1,928,865	$226,171	$(2,200,793)	$45,757	$-	$29,460	$(290,375)	$-
Voya Global Bond Fund - Class R6	1,527,865	244,826	(235,246)	20,669	1,558,114	53,232	(4,906)	-
Voya High Yield Bond Fund - Class R6	2,320,172	3,097,956	(462,115)	123,360	5,079,373	159,659	(22,229)	-
Voya Intermediate Bond Fund - Class R6	3,365,647	2,480,022	(915,713)	103,233	5,033,189	112,120	52,360	-
Voya Large Cap Value Fund - Class R6	2,427,965	441,857	(2,846,605)	(23,217)	-	13,393	(446,332)	-
Voya Large-Cap Growth Fund - Class R6	1,266,572	162,565	(309,397)	162,187	1,281,927	-	13,828	-
Voya MidCap Opportunities Portfolio - Class I	383,303	75,251	(105,598)	41,847	394,803	493	(3,497)	20,394
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,191,619	614,870	(799,560)	(22,695)	984,234	-	(85,386)	-
Voya Multi-Manager International Equity Fund - Class I	580,404	273,226	(415,967)	54,206	491,869	-	(51,265)	-
Voya Multi-Manager International Factors Fund - Class I	1,156,668	367,670	(518,283)	68,078	1,074,133	-	(88,479)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	385,348	130,203	(95,310)	(25,861)	394,380	-	(30,249)	-
Voya Short Term Bond Fund - Class R6	2,655,158	742,720	(1,454,749)	(7,777)	1,935,352	36,419	(14,445)	-
Voya Small Company Portfolio - Class I	769,739	198,314	(990,473)	22,420	-	-	(204,630)	-
Voya Strategic Income Opportunities Fund - Class R6	2,288,951	271,956	(2,155,588)	(17,237)	388,082	37,720	(121,400)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	2,409,256	636,085	(838,388)	(146,037)	2,060,916	24,040	(57,263)	-
Voya U.S. Stock Index Portfolio - Class I	1,170,489	4,017,471	(1,844,975)	203,698	3,546,683	9,028	(253,667)	132,496
VY® BrandywineGLOBAL - Bond Portfolio - Class I	3,024,727	930,643	(674,388)	205,901	3,486,883	62,610	45,362	24,816
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	3,857,498	644,320	(451,184)	(136,135)	3,914,499	9,952	31,573	288,847
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,065,572	184,821	(352,892)	190,798	1,088,299	-	(26,038)	39,559
	$33,775,818	$15,740,947	$(17,667,224)	$863,195	$32,712,736	$548,126	$(1,557,038)	$506,112

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $37,663,941.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$2,190,736
Gross Unrealized Depreciation	(793,156)
Net Unrealized Appreciation	$1,397,580